Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jul. 03, 2011	Oct. 03, 2010
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 3 - Commitments and Contingencies

Leases

Pursuant to a lease amendment effective January 4, 2010, Optex Systems Holdings leases its office and manufacturing facilities under a non-cancellable operating lease expiring July 31, 2015, in addition to maintaining several non-cancellable operating leases for office and manufacturing equipment. Total expense under facility lease agreements as of the three and nine months ended July 3, 2011 was $74 and $219 thousand, respectively, and total expense for manufacturing and office equipment was $6 and $26 thousand, respectively. Total expense under facility lease agreements for the three and nine months ended June 27, 2010 was $43 and $186 thousand, respectively. Total expense for manufacturing and office equipment for the three and nine months ended June 27, 2010 was $7 and $22 thousand, respectively.

As of July 3, 2011, the remaining minimum lease payments under the non-cancelable operating leases for equipment, office and facility space are as follows:

Operating Leases (Thousands)
Fiscal Year
2011	$63
2012	236
2013	232
2014	242
2015	201

Total minimum lease payments	$974

Pursuant to the terms of the amendment to the facilities lease, there was no base rent payment due from January 1, 2010 through July 31, 2010, and the total value of this rent abatement was $134 thousand. The value of the deferred rent expense will be amortized monthly at a rate of $2 thousand per month over the life of the lease. The total unamortized deferred rent as of July 3, 2011 was $98 thousand. Commencing on August 1, 2010, the base rent payment was $19 thousand per month.

Note 8 - Commitments and Contingencies
Leases

Pursuant to a lease amendment effective January 4, 2010, Optex Systems Holdings leases its office and manufacturing facilities under a non-cancellable operating lease expiring July 31, 2015 several non-cancellable operating leases for office and manufacturing equipment. Total expenses under facility lease agreements for the fiscal year ended October 3, 2010 was $256,755. Total expenses for manufacturing and office equipment year ended 2010 was $30,946. Total expenses under facility lease agreements for the fiscal year ended September 30, 2009 was $309,693 and total expenses for manufacturing and office equipment was $2,726.

At October 3, 2010, the remaining minimum lease payments under the non-cancelable operating leases for equipment, office and facility space were as follows:

Operating
Leases
Fiscal Year
2011	$251,152
2012	236,112
2013	231,574
2014	241,748
2015	201,457

Total minimum lease payments	$1,162,043

Pursuant to the terms of the amendment to the facilities lease, there was no base rent payment due from January 1, 2010 through July 31, 2010, and the total value of this rent abatement is $133,898. The value of the deferred rent expense will be amortized monthly at a rate of $1,998 per month over the life of the lease. The total unamortized deferred rent as of October 3, 2010 was $115,914. Commencing on September 1, 2010, the base rent payment is $19,128 per month.